Supplemental Guarantor Information Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 25, 2010		Dec. 31, 2009	Dec. 26, 2009	Dec. 28, 2008
Current assets:
Cash and cash equivalents	$ 1,078.9		$ 1,217.6			$ 734.2	$ 216.2
Accounts receivable, net	529.9		503.8
Total inventories, net	207.2		195.0
Other current assets	72.0		58.0
Deferred tax assets	11.6		0
Discontinued operations	0.3		0.6
Total current assets	2,118.0		2,220.9
Net properties	1,430.1	[1]	1,388.7	[1]
Goodwill	1,453.3		1,489.1			1,475.0
Other intangibles, net	4,586.0		4,655.1
Investment in MillerCoors	2,487.9		2,574.1
Deferred tax assets	149.9		188.2
Total assets	12,423.8		12,697.6
Current liabilities :
Derivative Liabilities, Current	107.6		26.4
Deferred tax liabilities	161.3		219.6
Short-term borrowings and current portion of long-term debt	46.9		1.1
Discontinued operations	13.4		14.0
Total current liabilities	1,277.2		1,333.9
Long-term debt	1,914.9		1,959.6
Pension and post-retirement benefits	697.5		458.6
Derivative Liabilities, Noncurrent	212.5		404.8
Deferred tax liabilities	455.6		466.7
Discontinued operations	22.0		24.2
Total liabilities	4,733.6		4,855.0
MCBC stockholders' equity	7,647.9		7,798.8
Noncontrolling interests	42.3		43.8
Total equity	7,690.2		7,842.6			7,092.8	6,039.4
Liabilities and Equity	12,423.8		12,697.6
Parent Guarantor and 2007 Issuer [Member]
Current assets:
Cash and cash equivalents	601.1		832.0		392.8	392.8	84.9
Accounts receivable, net	0.9		0
Other receivables, net	46.9		17.2
Total inventories, net	0		0
Other current assets	9.7		4.4
Deferred tax assets	0		0
Discontinued operations	0		0
Intercompany accounts receivable	0		16.3
Total current assets	658.6		869.9
Net properties	27.6		33.6
Goodwill	0		0
Other intangibles, net	0		0
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	7,925.2		7,540.5
Deferred tax assets	33.1		183.4
Other assets, net	19.8		4.8
Total assets	8,664.3		8,632.2
Current liabilities :
Accounts payable	7.3		5.3
Accrued expenses and other liabilities, net	34.6		37.9
Derivative Liabilities, Current	0		1.5
Deferred tax liabilities	6.2		153.5
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	413.8		0.1
Total current liabilities	461.9		198.3
Long-term debt	546.2		528.7
Pension and post-retirement benefits	0		0
Derivative Liabilities, Noncurrent	0		0
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	0		0
Other liabilities, net	8.3		9.1
Discontinued operations	0		0
Intercompany notes payables	0		0
Total liabilities	1,016.4		736.1
MCBC stockholders' equity	8,267.8		7,898.0
Intercompany notes receivable	(619.9)		(1.9)
Total stockholders' equity	7,647.9		7,896.1
Noncontrolling interests	0		0
Total equity	7,647.9		7,896.1
Liabilities and Equity	8,664.3		8,632.2
2002 Issuer [Member]
Current assets:
Cash and cash equivalents	0		7.0		0	0	0.4
Accounts receivable, net	6.7		4.2
Other receivables, net	0		32.7
Total inventories, net	0		0
Other current assets	4.0		1.8
Deferred tax assets	5.8		0
Discontinued operations	0		0
Intercompany accounts receivable	49.1		18.9
Total current assets	65.6		64.6
Net properties	7.2		7.1
Goodwill	11.4		11.4
Other intangibles, net	37.2		40.4
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,941.0		4,044.5
Deferred tax assets	119.1		108.7
Other assets, net	14.7		12.9
Total assets	6,196.2		4,289.6
Current liabilities :
Accounts payable	3.2		0.2
Accrued expenses and other liabilities, net	4.7		14.9
Derivative Liabilities, Current	101.4		0.3
Deferred tax liabilities	0		0
Short-term borrowings and current portion of long-term debt	44.7		0
Discontinued operations	0		0
Intercompany accounts payable	26.1		7.9
Total current liabilities	180.1		23.3
Long-term debt	0		45.0
Pension and post-retirement benefits	2.7		10.3
Derivative Liabilities, Noncurrent	210.7		40.7
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	0		102.2
Other liabilities, net	14.5		6.2
Discontinued operations	0		0
Intercompany notes payables	618.0		0
Total liabilities	1,026.0		227.7
MCBC stockholders' equity	5,209.5		4,913.9
Intercompany notes receivable	(39.3)		(852.0)
Total stockholders' equity	5,170.2		4,061.9
Noncontrolling interests	0		0
Total equity	5,170.2		4,061.9
Liabilities and Equity	6,196.2		4,289.6
Subsidiary Guarantors
Current assets:
Cash and cash equivalents	318.0		190.1		175.1	175.1	24.2
Accounts receivable, net	203.6		208.9
Other receivables, net	29.1		17.8
Total inventories, net	83.0		93.3
Other current assets	44.7		36.2
Deferred tax assets	0		0
Discontinued operations	0		0
Intercompany accounts receivable	1,449.6		352.5
Total current assets	2,128.0		898.8
Net properties	862.9		852.3
Goodwill	305.4		370.8
Other intangibles, net	4,150.8		4,233.9
Investment in MillerCoors	2,487.9		2,574.1
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0		310.3
Deferred tax assets	12.7		15.5
Other assets, net	92.9		82.3
Total assets	10,040.6		9,338.0
Current liabilities :
Accounts payable	100.6		80.5
Accrued expenses and other liabilities, net	270.4		389.0
Derivative Liabilities, Current	4.7		23.8
Deferred tax liabilities	161.4		0
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	1,566.5		704.5
Total current liabilities	2,103.6		1,197.8
Long-term debt	1,368.7		1,385.9
Pension and post-retirement benefits	392.5		259.7
Derivative Liabilities, Noncurrent	1.5		363.8
Net investment in and advances to subsidiaries	279.6		0
Deferred tax liabilities	0		1.5
Other liabilities, net	35.3		90.2
Discontinued operations	0		0
Intercompany notes payables	0		3,198.7
Total liabilities	4,181.2		6,497.6
MCBC stockholders' equity	10,784.5		9,891.8
Intercompany notes receivable	(4,925.1)		(7,051.4)
Total stockholders' equity	5,859.4		2,840.4
Noncontrolling interests	0		0
Total equity	5,859.4		2,840.4
Liabilities and Equity	10,040.6		9,338.0
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	159.8		188.5		166.3	166.3	106.7
Accounts receivable, net	377.6		358.5
Other receivables, net	61.2		91.0
Total inventories, net	124.2		101.7
Other current assets	35.6		35.8
Deferred tax assets	12.1		1.0
Discontinued operations	0.3		0.6
Intercompany accounts receivable	1,537.3		692.3
Total current assets	2,308.1		1,469.4
Net properties	532.4		495.7
Goodwill	1,136.5		1,106.9
Other intangibles, net	398.0		380.8
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	4,774.0		4,876.8
Deferred tax assets	1.9		0
Other assets, net	71.2		81.5
Total assets	9,222.1		8,411.1
Current liabilities :
Accounts payable	190.1		183.0
Accrued expenses and other liabilities, net	337.1		362.8
Derivative Liabilities, Current	1.5		0.8
Deferred tax liabilities	0		67.1
Short-term borrowings and current portion of long-term debt	2.2		1.1
Discontinued operations	13.4		14.0
Intercompany accounts payable	1,029.6		367.5
Total current liabilities	1,573.9		996.3
Long-term debt	0		0
Pension and post-retirement benefits	302.3		188.6
Derivative Liabilities, Noncurrent	0.3		0.3
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	472.5		482.4
Other liabilities, net	95.8		101.7
Discontinued operations	22.0		24.2
Intercompany notes payables	4,966.3		7,086.8
Total liabilities	7,433.1		8,880.3
MCBC stockholders' equity	1,746.7		1,867.2
Intercompany notes receivable	0		(2,380.2)
Total stockholders' equity	1,746.7		(513.0)
Noncontrolling interests	42.3		43.8
Total equity	1,789.0		(469.2)
Liabilities and Equity	9,222.1		8,411.1
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0		0		0
Accounts receivable, net	0		(0.8)
Other receivables, net	0		0
Total inventories, net	0		0
Other current assets	0		0
Deferred tax assets	(6.3)		(1.0)
Discontinued operations	0		0
Intercompany accounts receivable	(3,036.0)		(1,080.0)
Total current assets	(3,042.3)		(1,081.8)
Net properties	0		0
Goodwill	0		0
Other intangibles, net	0		0
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(18,640.2)		(16,772.1)
Deferred tax assets	(16.9)		(119.4)
Other assets, net	0		0
Total assets	(21,699.4)		(17,973.3)
Current liabilities :
Accounts payable	0		(0.8)
Accrued expenses and other liabilities, net	0		0
Derivative Liabilities, Current	0		0
Deferred tax liabilities	(6.3)		(1.0)
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	(3,036.0)		(1,080.0)
Total current liabilities	(3,042.3)		(1,081.8)
Long-term debt	0		0
Pension and post-retirement benefits	0		0
Derivative Liabilities, Noncurrent	0		0
Net investment in and advances to subsidiaries	(279.6)		0
Deferred tax liabilities	(16.9)		(119.4)
Other liabilities, net	0		0
Discontinued operations	0		0
Intercompany notes payables	(5,584.3)		(10,285.5)
Total liabilities	(8,923.1)		(11,486.7)
MCBC stockholders' equity	(18,360.6)		(16,772.1)
Intercompany notes receivable	5,584.3		10,285.5
Total stockholders' equity	(12,776.3)		(6,486.6)
Noncontrolling interests	0		0
Total equity	(12,776.3)		(6,486.6)
Liabilities and Equity	(21,699.4)		(17,973.3)
Consolidated Entities [Member]
Current assets:
Cash and cash equivalents	1,078.9		1,217.6		734.2	734.2	216.2
Accounts receivable, net	588.8		570.8
Other receivables, net	137.2		158.7
Total inventories, net	207.2		195.0
Other current assets	94.0		78.2
Deferred tax assets	11.6		0
Discontinued operations	0.3		0.6
Intercompany accounts receivable	0		0
Total current assets	2,118.0		2,220.9
Net properties	1,430.1		1,388.7
Goodwill	1,453.3		1,489.1
Other intangibles, net	4,586.0		4,655.1
Investment in MillerCoors	2,487.9		2,574.1
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0		0
Deferred tax assets	149.9		188.2
Other assets, net	198.6		181.5
Total assets	12,423.8		12,697.6
Current liabilities :
Accounts payable	301.2		268.2
Accrued expenses and other liabilities, net	646.8		804.6
Derivative Liabilities, Current	107.6		26.4
Deferred tax liabilities	161.3		219.6
Short-term borrowings and current portion of long-term debt	46.9		1.1
Discontinued operations	13.4		14.0
Intercompany accounts payable	0		0
Total current liabilities	1,277.2		1,333.9
Long-term debt	1,914.9		1,959.6
Pension and post-retirement benefits	697.5		458.6
Derivative Liabilities, Noncurrent	212.5		404.8
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	455.6		466.7
Other liabilities, net	153.9		207.2
Discontinued operations	22.0		24.2
Intercompany notes payables	0		0
Total liabilities	4,733.6		4,855.0
MCBC stockholders' equity	7,647.9		7,798.8
Intercompany notes receivable	0		0
Total stockholders' equity	7,647.9		7,798.8
Noncontrolling interests	42.3		43.8
Total equity	7,690.2		7,842.6
Liabilities and Equity	12,423.8		12,697.6
Recast [Member] | Parent Guarantor and 2007 Issuer [Member]
Current assets:
Cash and cash equivalents	601.1		832.0		392.8	392.8	84.9
Accounts receivable, net	0.9		0
Other receivables, net	46.9		17.2
Total inventories, net	0		0
Other current assets	9.7		4.4
Deferred tax assets	0		0
Discontinued operations	0		0
Intercompany accounts receivable	0		16.3
Total current assets	658.6		869.9
Net properties	27.6		33.6
Goodwill	0		0
Other intangibles, net	0		0
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	7,925.2		7,443.3
Deferred tax assets	33.1		183.4
Other assets, net	19.8		4.8
Total assets	8,664.3		8,535.0
Current liabilities :
Accounts payable	7.3		5.3
Accrued expenses and other liabilities, net	34.6		37.9
Derivative Liabilities, Current	0		1.5
Deferred tax liabilities	6.2		153.5
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	413.8		0.1
Total current liabilities	461.9		198.3
Long-term debt	546.2		528.7
Pension and post-retirement benefits	0		0
Derivative Liabilities, Noncurrent	0		0
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	0		0
Other liabilities, net	8.3		9.1
Discontinued operations	0		0
Intercompany notes payables	0		0
Total liabilities	1,016.4		736.1
MCBC stockholders' equity	8,267.8		7,800.8
Intercompany notes receivable	(619.9)		(1.9)
Total stockholders' equity	7,647.9		7,798.9
Noncontrolling interests	0		0
Total equity	7,647.9		7,798.9
Liabilities and Equity	8,664.3		8,535.0
Recast [Member] | 2002 Issuer [Member]
Current assets:
Cash and cash equivalents	0		7.0		0	0	0.4
Accounts receivable, net	6.7		4.2
Other receivables, net	0		32.7
Total inventories, net	0		0
Other current assets	4.0		1.8
Deferred tax assets	5.8		0
Discontinued operations	0		0
Intercompany accounts receivable	49.1		18.9
Total current assets	65.6		64.6
Net properties	7.2		7.1
Goodwill	11.4		11.4
Other intangibles, net	37.2		40.4
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,686.2		4,043.0
Deferred tax assets	119.1		108.7
Other assets, net	14.7		12.9
Total assets	5,941.4		4,288.1
Current liabilities :
Accounts payable	3.2		0.2
Accrued expenses and other liabilities, net	4.7		14.9
Derivative Liabilities, Current	101.4		0.3
Deferred tax liabilities	0		0
Short-term borrowings and current portion of long-term debt	44.7		0
Discontinued operations	0		0
Intercompany accounts payable	26.1		7.9
Total current liabilities	180.1		23.3
Long-term debt	0		45.0
Pension and post-retirement benefits	2.7		10.3
Derivative Liabilities, Noncurrent	210.7		40.7
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	0		102.2
Other liabilities, net	14.5		6.2
Discontinued operations	0		0
Intercompany notes payables	618.0		0
Total liabilities	1,026.0		227.7
MCBC stockholders' equity	4,954.7		4,912.4
Intercompany notes receivable	(39.3)		(852.0)
Total stockholders' equity	4,915.4		4,060.4
Noncontrolling interests	0		0
Total equity	4,915.4		4,060.4
Liabilities and Equity	5,941.4		4,288.1
Recast [Member] | Subsidiary Guarantors
Current assets:
Cash and cash equivalents	422.5		342.5		309.5	309.5	68.2
Accounts receivable, net	544.1		564.5
Other receivables, net	84.0		54.3
Total inventories, net	193.0		188.4
Other current assets	70.2		72.0
Deferred tax assets	0		0
Discontinued operations	0		0
Intercompany accounts receivable	1,470.9		352.3
Total current assets	2,784.7		1,574.0
Net properties	1,306.8		1,292.0
Goodwill	1,021.6		1,086.0
Other intangibles, net	4,488.1		4,572.9
Investment in MillerCoors	2,487.9		2,574.1
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,071.9		946.6
Deferred tax assets	30.1		15.5
Other assets, net	140.9		141.9
Total assets	13,332.0		12,203.0
Current liabilities :
Accounts payable	252.9		257.3
Accrued expenses and other liabilities, net	575.2		718.2
Derivative Liabilities, Current	6.2		24.6
Deferred tax liabilities	161.4		0
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	1,618.5		879.6
Total current liabilities	2,614.2		1,879.7
Long-term debt	1,368.7		1,385.9
Pension and post-retirement benefits	690.9		439.5
Derivative Liabilities, Noncurrent	1.8		364.1
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	0		2.6
Other liabilities, net	38.5		92.1
Discontinued operations	0		0
Intercompany notes payables	886.0		4,024.9
Total liabilities	5,600.1		8,188.8
MCBC stockholders' equity	12,664.1		11,064.1
Intercompany notes receivable	(4,932.2)		(7,051.4)
Total stockholders' equity	7,731.9		4,012.7
Noncontrolling interests	0		1.5
Total equity	7,731.9		4,014.2
Liabilities and Equity	13,332.0		12,203.0
Recast [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	55.3		36.1		31.9	31.9	62.7
Accounts receivable, net	37.1		2.9
Other receivables, net	6.3		54.5
Total inventories, net	14.2		6.6
Other current assets	10.1		0
Deferred tax assets	12.1		1.0
Discontinued operations	0.3		0.6
Intercompany accounts receivable	1,612.9		754.2
Total current assets	1,748.3		855.9
Net properties	88.5		56.0
Goodwill	420.3		391.7
Other intangibles, net	60.7		41.8
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,363.3		5,567.5
Deferred tax assets	2.3		0
Other assets, net	23.2		21.9
Total assets	7,706.6		6,934.8
Current liabilities :
Accounts payable	37.8		6.2
Accrued expenses and other liabilities, net	32.3		33.6
Derivative Liabilities, Current	0		0
Deferred tax liabilities	0		67.1
Short-term borrowings and current portion of long-term debt	2.2		1.1
Discontinued operations	13.4		14.0
Intercompany accounts payable	1,074.5		254.1
Total current liabilities	1,160.2		376.1
Long-term debt	0		0
Pension and post-retirement benefits	3.9		8.8
Derivative Liabilities, Noncurrent	0		0
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	490.3		481.3
Other liabilities, net	92.6		99.8
Discontinued operations	22.0		24.2
Intercompany notes payables	4,971.6		7,086.9
Total liabilities	6,740.6		8,077.1
MCBC stockholders' equity	1,807.9		2,021.9
Intercompany notes receivable	(884.2)		(3,206.5)
Total stockholders' equity	923.7		(1,184.6)
Noncontrolling interests	42.3		42.3
Total equity	966.0		(1,142.3)
Liabilities and Equity	7,706.6		6,934.8
Recast [Member] | Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0		0		0
Accounts receivable, net	0		(0.8)
Other receivables, net	0		0
Total inventories, net	0		0
Other current assets	0		0
Deferred tax assets	(6.3)		(1.0)
Discontinued operations	0		0
Intercompany accounts receivable	(3,132.9)		(1,141.7)
Total current assets	(3,139.2)		(1,143.5)
Net properties	0		0
Goodwill	0		0
Other intangibles, net	0		0
Investment in MillerCoors	0		0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(20,046.6)		(18,000.4)
Deferred tax assets	(34.7)		(119.4)
Other assets, net	0		0
Total assets	(23,220.5)		(19,263.3)
Current liabilities :
Accounts payable	0		(0.8)
Accrued expenses and other liabilities, net	0		0
Derivative Liabilities, Current	0		0
Deferred tax liabilities	(6.3)		(1.0)
Short-term borrowings and current portion of long-term debt	0		0
Discontinued operations	0		0
Intercompany accounts payable	(3,132.9)		(1,141.7)
Total current liabilities	(3,139.2)		(1,143.5)
Long-term debt	0		0
Pension and post-retirement benefits	0		0
Derivative Liabilities, Noncurrent	0		0
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	(34.7)		(119.4)
Other liabilities, net	0		0
Discontinued operations	0		0
Intercompany notes payables	(6,475.6)		(11,111.8)
Total liabilities	(9,649.5)		(12,374.7)
MCBC stockholders' equity	(20,046.6)		(18,000.4)
Intercompany notes receivable	6,475.6		11,111.8
Total stockholders' equity	(13,571.0)		(6,888.6)
Noncontrolling interests	0		0
Total equity	(13,571.0)		(6,888.6)
Liabilities and Equity	(23,220.5)		(19,263.3)
Recast [Member] | Consolidated Entities [Member]
Current assets:
Cash and cash equivalents	1,078.9		1,217.6		734.2	734.2	216.2
Accounts receivable, net	588.8		570.8
Other receivables, net	137.2		158.7
Total inventories, net	207.2		195.0
Other current assets	94.0		78.2
Deferred tax assets	11.6		0
Discontinued operations	0.3		0.6
Intercompany accounts receivable	0		0
Total current assets	2,118.0		2,220.9
Net properties	1,430.1		1,388.7
Goodwill	1,453.3		1,489.1
Other intangibles, net	4,586.0		4,655.1
Investment in MillerCoors	2,487.9		2,574.1
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0		0
Deferred tax assets	149.9		188.2
Other assets, net	198.6		181.5
Total assets	12,423.8		12,697.6
Current liabilities :
Accounts payable	301.2		268.2
Accrued expenses and other liabilities, net	646.8		804.6
Derivative Liabilities, Current	107.6		26.4
Deferred tax liabilities	161.3		219.6
Short-term borrowings and current portion of long-term debt	46.9		1.1
Discontinued operations	13.4		14.0
Intercompany accounts payable	0		0
Total current liabilities	1,277.2		1,333.9
Long-term debt	1,914.9		1,959.6
Pension and post-retirement benefits	697.5		458.6
Derivative Liabilities, Noncurrent	212.5		404.8
Net investment in and advances to subsidiaries	0		0
Deferred tax liabilities	455.6		466.7
Other liabilities, net	153.9		207.2
Discontinued operations	22.0		24.2
Intercompany notes payables	0		0
Total liabilities	4,733.6		4,855.0
MCBC stockholders' equity	7,647.9		7,798.8
Intercompany notes receivable	0		0
Total stockholders' equity	7,647.9		7,798.8
Noncontrolling interests	42.3		43.8
Total equity	7,690.2		7,842.6
Liabilities and Equity	$ 12,423.8		$ 12,697.6

[1]	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.